RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2023 and 2022 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Director fees	$148,914	$153,667	$452,154	$368,891
Salaries	300,836	318,237	842,436	717,794
Share-based payments	375,619	994,631	906,498	1,631,291
	$825,369	$1,466,535	$2,201,088	$2,717,976

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Management fees paid to a company controlled by CEO and director	$106,250	$105,000	$486,250	$441,486
Management fees paid to a company that the CEO holds an economic interest in	128,330	88,105	355,111	258,438
Management fees paid to a company controlled by the former President and director	66,220	56,071	211,372	344,789
	$300,800	$249,176	$1,052,733	$1,044,713